PORTFOLIO OF INVESTMENTS
as of May 31, 2023 (Unaudited)
1
Voya Emerging Markets High Dividend
Equity Fund
l
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 92 .9%
Brazil : 3 .1%
50,495
Atacadao SA
$ 95,052
0.1
34,776
Banco do Brasil SA
307,160
0.3
76,941  BB Seguridade Participacoes
SA
471,507
0.4
81,277
Cia Siderurgica Nacional SA
195,130
0.2
11,500
Engie Brasil Energia SA
96,156
0.1
93,587
(1)(2)
Hapvida Participacoes e
Investimentos S/A
73,419
0.1
17,758
Hypera SA
143,827
0.1
83,977
Natura & Co. Holding SA
229,586
0.2
37,410
Raia Drogasil SA
210,156
0.2
55,948
Rumo SA
229,271
0.2
21,669
Telefonica Brasil SA
172,470
0.2
98,362
TOTVS SA
560,318
0.5
44,149
Vale SA
562,338
0.5
3,346,390
3.1
Chile : 0 .4%
166,800
Cencosud SA
315,065
0.3
708,473
Enel Americas SA
91,349
0.1
406,414
0.4
China : 28 .2%
243,100
(2)
Alibaba Group Holding Ltd.
2,419,424
2.3
374,000  Aluminum Corp. of China
Ltd. - Class H
165,509
0.2
10,200  Anhui Gujing Distillery Co.
Ltd. - Class B
167,133
0.2
17,578  Anhui Yingjia Distillery Co.
Ltd. - Class A
139,746
0.1
31,000
ANTA Sports Products Ltd.
316,842
0.3
7,950
Autohome, Inc., ADR
227,529
0.2
10,650
(2)
Baidu, Inc. - Class A
163,522
0.2
1,871,000
Bank of China Ltd. - Class H
732,417
0.7
212,500  Bank of Jiangsu Co. Ltd. -
Class A
221,980
0.2
26,000
BYD Co. Ltd. - Class H
785,134
0.7
43,500  BYD Electronic International
Co. Ltd.
126,623
0.1
65,500
By-health Co. Ltd. - Class A
209,919
0.2
95,600  CECEP Solar Energy Co.
Ltd. - Class A
94,067
0.1
26,700  CETC Cyberspace Security
Technology Co. Ltd. - Class A
111,191
0.1
2,674,000  China Cinda Asset
Management Co. Ltd. - Class
H
296,996
0.3
950,000  China Communications
Services Corp. Ltd. - Class H
451,802
0.4
160,000  China Conch Venture
Holdings Ltd.
200,987
0.2
1,504,000  China Construction Bank
Corp. - Class H
962,081
0.9
683,000  China Everbright Bank Co.
Ltd. - Class H
210,156
0.2
191,500
China Hongqiao Group Ltd.
135,905
0.1
177,000  China Longyuan Power
Group Corp. Ltd. - Class H
198,682
0.2
151,000  China Medical System
Holdings Ltd.
212,590
0.2
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China: (continued)
104,000  China Meidong Auto
Holdings Ltd.
$ 133,843
0.1
51,000  China Mengniu Dairy Co.
Ltd.
198,219
0.2
136,500  China Merchants Bank Co.
Ltd. - Class H
634,746
0.6
145,485  China Merchants Port
Holdings Co. Ltd.
211,040
0.2
260,000  China Oilfield Services Ltd.
- Class H
264,723
0.2
50,500  China Overseas Land &
Investment Ltd.
102,482
0.1
128,400  China Pacific Insurance
Group Co. Ltd. - Class H
325,004
0.3
456,000  China Railway Group Ltd. -
Class H
300,474
0.3
34,000
China Resources Land Ltd.
127,260
0.1
103,000
(1)
China Resources
Pharmaceutical Group Ltd.
98,886
0.1
50,000  China Shenhua Energy Co.
Ltd. - Class H
158,066
0.1
2,878,000
(1)
China Tower Corp. Ltd. -
Class H
316,096
0.3
72,000
Chinasoft International Ltd.
42,955
0.0
105,000  CITIC Securities Co. Ltd. -
Class H
193,340
0.2
152,300  COSCO SHIPPING
Development Co. Ltd. - Class
A
53,589
0.1
94,500  COSCO SHIPPING Holdings
Co. Ltd. - Class H
83,271
0.1
250,000  COSCO SHIPPING Ports
Ltd.
157,408
0.1
63,360  CSPC Pharmaceutical Group
Ltd.
55,201
0.1
44,000  Dong-E-E-Jiao Co. Ltd. -
Class A
305,222
0.3
720,000  Dongfeng Motor Group Co.
Ltd. - Class H
311,799
0.3
410,000
Far East Horizon Ltd.
343,551
0.3
352,000
Fosun International Ltd.
232,158
0.2
16,800
(1)
Ganfeng Lithium Group Co.
Ltd. - Class H
106,340
0.1
5,100  G-bits Network Technology
Xiamen Co. Ltd. - Class A
401,911
0.4
281,000  Geely Automobile Holdings
Ltd.
327,364
0.3
53,400  GRG Banking Equipment Co.
Ltd. - Class A
93,874
0.1
30,000
(1)
Hansoh Pharmaceutical
Group Co. Ltd.
49,932
0.0
23,800  Henan Shenhuo Coal &
Power Co. Ltd. - Class A
42,898
0.0
43,500  Hengan International Group
Co. Ltd.
184,941
0.2
16,500  Hubei Jumpcan
Pharmaceutical Co. Ltd. -
Class A
73,609
0.1
53,167  Hubei Xingfa Chemicals
Group Co. Ltd. - Class A
160,012
0.2

PORTFOLIO OF INVESTMENTS
as of May 31, 2023 (Unaudited) (continued)

Voya Emerging Markets High Dividend
Equity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China: (continued)
1,265,592  Industrial & Commercial
Bank of China Ltd. - Class H
$ 675,877
0.6
59,300  Industrial Bank Co. Ltd. -
Class A
138,212
0.1
57,437  Inner Mongolia ERDOS
Resources Co. Ltd. - Class A
111,962
0.1
72,900  Inner Mongolia Yitai Coal Co.
Ltd. - Class B
94,048
0.1
17,400  Jafron Biomedical Co. Ltd. -
Class A
67,711
0.1
35,452
JD.com, Inc. - Class A
577,570
0.5
23,400  Jiangsu Zhongtian
Technology Co. Ltd. - Class A
47,823
0.0
159,600  Joincare Pharmaceutical
Group Industry Co. Ltd. -
Class A
308,357
0.3
25,700  Keda Industrial Group Co.
Ltd. - Class A
38,394
0.0
105,000
Kingboard Holdings Ltd.
282,915
0.3
119,800
Kingsoft Corp. Ltd.
435,529
0.4
426,000
Kunlun Energy Co. Ltd.
339,797
0.3
43,500
Li Ning Co. Ltd.
233,726
0.2
17,500
(1)
Longfor Group Holdings Ltd.
33,701
0.0
45,500  LONGi Green Energy
Technology Co. Ltd. - Class A
184,502
0.2
72,320
(1)(2)
Meituan - Class B
1,015,465
0.9
46,900
NetEase, Inc.
797,715
0.7
34,200
(1)
Nongfu Spring Co. Ltd. -
Class H
183,366
0.2
12,200
Ovctek China, Inc. - Class A
48,012
0.0
8,291
(2)
PDD Holdings, Inc., ADR
541,568
0.5
1,080,000  People's Insurance Co.
Group of China Ltd. - Class
H
408,362
0.4
578,000  PetroChina Co. Ltd. - Class
H
373,613
0.3
42,450
(1)
Pharmaron Beijing Co. Ltd.
- Class H
156,780
0.1
440,000  PICC Property & Casualty
Co. Ltd. - Class H
524,881
0.5
45,400  Ping An Bank Co. Ltd. -
Class A
74,218
0.1
91,000  Ping An Insurance Group Co.
of China Ltd. - Class H
577,503
0.5
264,000
(1)
Postal Savings Bank of
China Co. Ltd. - Class H
165,873
0.2
6,427
Qifu Technology, Inc.
88,371
0.1
33,600  Shandong Weigao Group
Medical Polymer Co. Ltd. -
Class H
49,612
0.0
36,950  Shanghai Baosight Software
Co. Ltd. - Class B
122,848
0.1
140,900  Shanghai Construction
Group Co. Ltd. - Class A
52,372
0.1
42,500  Shanghai Fosun
Pharmaceutical Group Co.
Ltd. - Class H
115,757
0.1
4,100  Shanxi Xinghuacun Fen
Wine Factory Co. Ltd. - Class
A
121,268
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China: (continued)
4,500  Shenzhen Mindray Bio-
Medical Electronics Co. Ltd.
- Class A
$ 190,639
0.2
66,700  Shenzhen Senior Technology
Material Co. Ltd. - Class A
151,979
0.1
16,800  Sunny Optical Technology
Group Co. Ltd.
158,138
0.1
45,300  Suzhou Dongshan Precision
Manufacturing Co. Ltd. -
Class A
161,934
0.2
83,400
Tencent Holdings Ltd.
3,300,500
3.1
96,000  Tingyi Cayman Islands
Holding Corp.
143,807
0.1
269,000
(1)
Topsports International
Holdings Ltd.
209,020
0.2
130,000  TravelSky Technology Ltd. -
Class H
237,159
0.2
151,000  Uni-President China
Holdings Ltd.
131,230
0.1
37,600  Weihai Guangwei
Composites Co. Ltd. - Class
A
155,155
0.1
67,500
Xiamen C & D, Inc. - Class A
110,335
0.1
37,600
Yintai Gold Co. Ltd. - Class A
68,533
0.1
9,230  YongXing Special Materials
Technology Co. Ltd. - Class A
82,235
0.1
119,200  Youngor Group Co. Ltd. -
Class A
115,270
0.1
6,961
Yum China Holdings, Inc.
393,018
0.4
3,100
(2)
Yunnan Energy New Material
Co. Ltd. - Class A
39,737
0.0
48,268  Zangge Mining Co. Ltd. -
Class A
156,107
0.1
170,000  Zhejiang Expressway Co.
Ltd. - Class H
125,905
0.1
63,000  Zhuzhou CRRC Times
Electric Co. Ltd.
265,123
0.2
126,000  Zijin Mining Group Co. Ltd. -
Class H
171,380
0.2
114,000
ZTE Corp. - Class H
350,033
0.3
6,950  ZTO Express Cayman, Inc.,
ADR
175,418
0.2
30,520,812
28.2
Colombia : 0 .2%
64,063  Interconexion Electrica SA
ESP
253,373
0.2
Czechia : 0 .2%
8,228
Komercni Banka AS
245,293
0.2
Egypt : 0 .1%
204,102
Eastern Co. SAE
125,912
0.1
Greece : 1 .2%
76,907
(2)
Eurobank Ergasias Services
and Holdings SA
120,216
0.1
15,767  Hellenic Telecommunications
Organization SA
241,517
0.2
11,742
JUMBO SA
272,502
0.3

PORTFOLIO OF INVESTMENTS
as of May 31, 2023 (Unaudited) (continued)

Voya Emerging Markets High Dividend
Equity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Greece: (continued)
8,381  Motor Oil Hellas Corinth
Refineries SA
$ 216,492
0.2
26,435
OPAP SA
451,384
0.4
1,302,111
1.2
Hong Kong : 0 .3%
288,000  Bosideng International
Holdings Ltd.
119,572
0.1
27,000  Country Garden Services
Holdings Co. Ltd.
31,475
0.0
254,000  Kingboard Laminates
Holdings Ltd.
232,450
0.2
103,000
Sino Biopharmaceutical Ltd.
49,102
0.0
21,000  Vinda International Holdings
Ltd.
50,550
0.0
483,149
0.3
Hungary : 0 .1%
6,181
Richter Gedeon Nyrt
155,960
0.1
India : 13 .2%
15,090
Aurobindo Pharma Ltd.
120,049
0.1
85,643
Axis Bank Ltd.
945,145
0.9
1,980
Bajaj Finance Ltd.
166,982
0.2
196,046
Bank of Baroda
437,372
0.4
409,338
Bharat Electronics Ltd.
554,341
0.5
55,369
Bharat Petroleum Corp. Ltd.
243,117
0.2
10,874  Cholamandalam Investment
and Finance Co. Ltd.
137,963
0.1
25,827
Cipla Ltd./India
297,338
0.3
48,418
HCL Technologies Ltd.
668,906
0.6
19,089
Hindalco Industries Ltd.
93,464
0.1
98,054  Hindustan Petroleum Corp.
Ltd.
309,056
0.3
137,224
ICICI Bank Ltd.
1,569,246
1.5
5,793
Info Edge India Ltd.
284,704
0.3
82,686
Infosys Ltd.
1,314,462
1.2
103,269
ITC Ltd.
555,467
0.5
25,545
Kotak Mahindra Bank Ltd.
620,535
0.6
33,215
Larsen & Toubro Ltd.
884,005
0.8
20,572
Mahindra & Mahindra Ltd.
327,570
0.3
2,663
Mphasis Ltd.
62,536
0.1
141,726
NTPC Ltd.
297,220
0.3
249,856
Oil & Natural Gas Corp. Ltd.
467,231
0.4
116,047  Power Grid Corp. of India
Ltd.
327,724
0.3
7,680
Reliance Industries Ltd.
228,978
0.2
63,574  Samvardhana Motherson
International Ltd.
60,653
0.1
19,666
Shriram Finance Ltd.
332,341
0.3
4,764
SRF Ltd.
144,890
0.1
33,578  Sun Pharmaceutical
Industries Ltd.
395,911
0.4
24,927  Tata Consultancy Services
Ltd.
989,578
0.9
14,431
Tech Mahindra Ltd.
194,194
0.2
62,451
UPL Ltd.
516,458
0.5
99,191
Vedanta Ltd.
333,175
0.3
33,863
Wipro Ltd.
165,309
0.2
14,045,920
13.2
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Indonesia : 0 .3%
759,800  Adaro Energy Indonesia
Tbk PT
$ 103,249
0.1
124,000  Bank Negara Indonesia
Persero Tbk PT
74,799
0.1
99,800
United Tractors Tbk PT
148,180
0.1
326,228
0.3
Luxembourg : 0 .5%
26,724
Reinet Investments SCA
528,551
0.5
Malaysia : 1 .5%
147,200
AMMB Holdings Bhd
116,035
0.1
239,400
CIMB Group Holdings Bhd
249,904
0.2
394,300
Genting Bhd
358,510
0.3
751,000
Genting Malaysia Bhd
408,182
0.4
62,800  Petronas Chemicals Group
Bhd
89,145
0.1
63,600
Public Bank Bhd
52,483
0.1
90,900
RHB Bank Bhd
105,352
0.1
206,800
Telekom Malaysia Bhd
228,234
0.2
1,607,845
1.5
Mexico : 2 .4%
63,313
Arca Continental SAB de CV
639,966
0.6
449,804  Fibra Uno Administracion SA
de CV
656,054
0.6
66,574  Fomento Economico
Mexicano SAB de CV
672,289
0.6
250,830  Operadora De Sites
Mexicanos SAB de CV -
Class 1
246,874
0.2
31,546  Promotora y Operadora de
Infraestructura SAB de CV
307,078
0.3
23,722  Wal-Mart de Mexico SAB
de CV
90,240
0.1
2,612,501
2.4
Peru : 0 .1%
1,080
Credicorp Ltd.
139,806
0.1
Philippines : 1 .0%
130,114
BDO Unibank, Inc.
315,267
0.3
53,480  International Container
Terminal Services, Inc.
185,710
0.2
348,000  Metropolitan Bank & Trust
Co.
357,078
0.3
14,660
SM Investments Corp.
242,430
0.2
1,100,485
1.0
Poland : 0 .7%
26,499  Polski Koncern Naftowy
ORLEN SA
377,301
0.4
36,456  Powszechny Zaklad
Ubezpieczen SA
332,414
0.3
709,715
0.7
Qatar : 1 .0%
158,465
Commercial Bank PSQC
243,863
0.2
196,430  Mesaieed Petrochemical
Holding Co.
106,164
0.1
99,926
Ooredoo QPSC
291,268
0.3
94,857
Qatar Islamic Bank SAQ
456,288
0.4
1,097,583
1.0

PORTFOLIO OF INVESTMENTS
as of May 31, 2023 (Unaudited) (continued)

Voya Emerging Markets High Dividend
Equity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Romania : 0 .2%
44,607
NEPI Rockcastle NV
$ 254,810
0.2
Russia : 0.0%
354,185
(2)(3)
Alrosa PJSC
—
0.0
10,144,776
(3)
Inter RAO UES PJSC
—
0.0
15,442
(3)
LUKOIL PJSC
—
0.0
3
(3)
Magnit PJSC
—
0.0
9,459
(2)(3)
Magnit PJSC
—
0.0
116,758
(3)
Mobile TeleSystems PJSC
—
0.0
4,585
(2)(3)
Severstal PAO
—
0.0
130,134
(3)
Surgutneftegas PJSC
—
0.0
125,422
(3)
Tatneft PJSC
—
0.0
—
0.0
Saudi Arabia : 3 .4%
39,951
Alinma Bank
347,515
0.3
50,554
Arab National Bank
342,763
0.3
30,852
Banque Saudi Fransi
327,364
0.3
60,605
Etihad Etisalat Co.
694,660
0.6
1,691
Nahdi Medical Co.
76,715
0.1
25,537
Riyad Bank
222,920
0.2
7,136
SABIC Agri-Nutrients Co.
237,481
0.2
42,654  Sahara International
Petrochemical Co.
404,040
0.4
58,089
Saudi Electricity Co.
334,173
0.3
74,569
Saudi National Bank
733,396
0.7
3,721,027
3.4
Singapore : 0 .4%
53,300
(1)
BOC Aviation Ltd.
391,357
0.4
South Africa : 2 .6%
20,925
Absa Group Ltd.
163,727
0.2
9,440  African Rainbow Minerals
Ltd.
98,739
0.1
42,498
Exxaro Resources Ltd.
345,221
0.3
467,892
Growthpoint Properties Ltd.
277,384
0.3
28,767  Harmony Gold Mining Co.
Ltd.
136,106
0.1
64,587  Impala Platinum Holdings
Ltd.
518,570
0.5
13,954
MTN Group Ltd.
86,312
0.1
726
Naspers Ltd. - Class N
109,520
0.1
5,345
Nedbank Group Ltd.
56,427
0.1
11,443
Sasol Ltd.
133,803
0.1
17,409
Shoprite Holdings Ltd.
172,612
0.2
301,470
Sibanye Stillwater Ltd.
532,660
0.5
2,631,081
2.6
South Korea : 10 .9%
2,410
BGF retail Co. Ltd.
346,095
0.3
21,084
Cheil Worldwide, Inc.
291,153
0.3
6,586
CJ Corp.
439,340
0.4
1,870
DB Insurance Co. Ltd.
104,381
0.1
7,571
Doosan Bobcat, Inc.
304,559
0.3
3,389
E-MART, Inc.
215,201
0.2
568
F&F Co. Ltd.
55,312
0.1
13,731
GS Holdings Corp.
398,376
0.4
20,518
Hana Financial Group, Inc.
640,058
0.6
1,896
Hanmi Pharm Co. Ltd.
417,203
0.4
6,364
HD Hyundai Co. Ltd.
273,889
0.3
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
South Korea: (continued)
1,978  Hyundai Engineering &
Construction Co. Ltd.
$ 56,991
0.1
3,581
Hyundai Mobis Co. Ltd.
601,147
0.6
5,073
Hyundai Motor Co.
763,366
0.7
12,444
Industrial Bank of Korea
95,671
0.1
29,293
Kangwon Land, Inc.
402,087
0.4
17,591
KB Financial Group, Inc.
634,351
0.6
12,060
Kia Corp.
779,144
0.7
527
LG Chem Ltd.
274,656
0.3
1,036
LG Innotek Co. Ltd.
239,206
0.2
20,382
LG Uplus Corp.
172,573
0.2
5,681
Lotte Shopping Co. Ltd.
341,968
0.3
899  Orion Corp./Republic of
Korea
87,478
0.1
413
POSCO Holdings, Inc.
111,910
0.1
8,262
S-1 Corp.
338,180
0.3
2,281
Samsung C&T Corp.
190,000
0.2
2,101  Samsung Fire & Marine
Insurance Co. Ltd.
356,855
0.3
1,059
Samsung SDI Co. Ltd.
572,072
0.5
21,986
Samsung Securities Co. Ltd.
608,489
0.6
17,690  Shinhan Financial Group
Co. Ltd.
466,085
0.4
2,239
SK, Inc.
283,040
0.3
54,848
Woori Financial Group, Inc.
494,551
0.5
11,355,387
10.9
Taiwan : 16 .3%
29,000
Accton Technology Corp.
332,508
0.3
77,000  ASE Technology Holding
Co. Ltd.
278,243
0.3
11,000
Chailease Holding Co. Ltd.
72,384
0.1
75,000
Delta Electronics, Inc.
770,172
0.7
41,000
E Ink Holdings, Inc.
275,624
0.3
7,000
eMemory Technology, Inc.
417,340
0.4
46,200  Evergreen Marine Corp.
Taiwan Ltd.
229,281
0.2
36,000
Globalwafers Co. Ltd.
588,633
0.6
320,000  Hon Hai Precision Industry
Co. Ltd.
1,107,130
1.0
277,000
Inventec Corp.
331,996
0.3
218,000
Lite-On Technology Corp.
630,731
0.6
37,000
MediaTek, Inc.
909,223
0.8
21,000  Nan Ya Printed Circuit Board
Corp.
206,124
0.2
27,000  Novatek Microelectronics
Corp.
372,770
0.3
33,000
President Chain Store Corp.
300,038
0.3
14,000
Realtek Semiconductor Corp.
173,505
0.2
435,962  Taiwan Semiconductor
Manufacturing Co. Ltd.
7,889,967
7.3
87,000
Unimicron Technology Corp.
508,886
0.5
52,000  Uni-President Enterprises
Corp.
125,634
0.1
505,000  United Microelectronics
Corp.
845,261
0.8
11,000
Wiwynn Corp.
413,554
0.4
7,000
Yageo Corp.
115,345
0.1
31,000  Yang Ming Marine Transport
Corp.
61,171
0.1

PORTFOLIO OF INVESTMENTS
as of May 31, 2023 (Unaudited) (continued)

Voya Emerging Markets High Dividend
Equity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Taiwan: (continued)
110,000  Zhen Ding Technology
Holding Ltd.
$ 414,078
0.4
17,369,598
16.3
Thailand : 2 .3%
403,300  Bangkok Dusit Medical
Services PCL - Class F
326,964
0.3
17,300
Bumrungrad Hospital PCL
110,765
0.1
109,000
Central Retail Corp. PCL
131,468
0.1
55,500
Electricity Generating PCL
230,355
0.2
74,100
Kasikornbank PCL
275,623
0.3
468,700
Land & Houses PCL
114,411
0.1
368,700
Minor International PCL
357,259
0.3
45,500  PTT Exploration &
Production PCL
182,191
0.2
353,800
PTT Global Chemical PCL
358,011
0.3
140,300
SCB X PCL
416,942
0.4
2,503,989
2.3
Turkey : 0 .4%
22,554
BIM Birlesik Magazalar AS
153,483
0.1
49,034
KOC Holding AS
186,128
0.2
78,719  Turkcell Iletisim Hizmetleri
AS
127,168
0.1
466,779
0.4
United Arab Emirates : 1 .9%
166,004  Abu Dhabi Commercial Bank
PJSC
361,119
0.3
181,083
Aldar Properties PJSC
251,057
0.2
206,188
Dubai Islamic Bank PJSC
295,182
0.3
378,195
Emaar Properties PJSC
632,282
0.6
140,028
Emirates NBD Bank PJSC
519,865
0.5
2,059,505
1.9
United Kingdom : 0.0%
13,603
(2)(3)
X5 Retail Group NV, GDR
—
0.0
Total Common Stock
(Cost $104,978,232)
99,761,581
92.9
EXCHANGE-TRADED FUNDS : 2 .6%
73,944  iShares MSCI Emerging
Markets ETF
2,823,921
2.6
Total Exchange-Traded
Funds
(Cost $2,881,471)
2,823,921
2.6
PREFERRED STOCK : 3 .6%
Brazil : 1 .7%
256,875  Cia Energetica de Minas
Gerais
589,871
0.6
10,987
Gerdau SA
52,236
0.1
206,660
Petroleo Brasileiro SA
1,068,067
1.0
1,710,174
1.7
Chile : 0 .4%
6,343  Sociedad Quimica y Minera
de Chile SA
408,769
0.4
Shares RA Value
Percentage
of Net
Assets
PREFERRED STOCK: (continued)
South Korea : 1 .5%
37,347  Samsung Electronics Co.
Ltd.
$ 1,644,958
1.5
Total Preferred Stock
(Cost $3,399,360)
3,763,901
3.6
Total Long-Term Investments
(Cost $111,259,063)
106,349,403
99.1
SHORT-TERM INVESTMENTS : 0 .7%
Mutual Funds: 0.7%
796,000
(4)
Morgan Stanley Institutional
Liquidity Funds - Government
Portfolio (Institutional Share
Class), 5.000%
(Cost $796,000)
796,000
0.7
Total Short-Term Investments
(Cost $796,000)
796,000
0.7
Total Investments in
Securities
(Cost $112,055,063) $ 107,145,403 99.8
Assets in Excess of
Other Liabilities 255,273 0.2
Net Assets $ 107,400,676 100.0
ADR American Depositary Receipt
GDR Global Depositary Receipt
(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(2)
Non-income producing security.
(3)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)
Rate shown is the 7-day yield as of May 31, 2023.
Sector Diversiﬁcation
Percentage
of Net Assets
Information Technology 23 .2%
Financials 20 .9
Consumer Discretionary 12 .1
Communication Services 7 .9
Industrials 7 .3
Materials 6 .4
Consumer Staples 5 .5
Energy 4 .5
Health Care 3 .6
Utilities 2 .7
Exchange-Traded Funds 2 .6
Real Estate 2 .4
Short-Term Investments 0 .7
Assets in Excess of Other Liabilities 0 .2
Net Assets 100 .0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of May 31, 2023 (Unaudited) (continued)

Voya Emerging Markets High Dividend
Equity Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of May 31, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant
Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
May 31, 2023
Asset Table
Investments, at fair value
Common Stock
Brazil $ 3,346,390 $ — $ — $ 3,346,390
Chile 406,414 — — 406,414
China 1,827,815 28,692,997 — 30,520,812
Colombia 253,373 — — 253,373
Czechia — 245,293 — 245,293
Egypt — 125,912 — 125,912
Greece — 1,302,111 — 1,302,111
Hong Kong — 483,149 — 483,149
Hungary — 155,960 — 155,960
India — 14,045,920 — 14,045,920
Indonesia — 326,228 — 326,228
Luxembourg 528,551 — — 528,551
Malaysia — 1,607,845 — 1,607,845
Mexico 2,612,501 — — 2,612,501
Peru 139,806 — — 139,806
Philippines — 1,100,485 — 1,100,485
Poland — 709,715 — 709,715
Qatar 291,268 806,315 — 1,097,583
Romania 254,810 — — 254,810
Russia — — — —
Saudi Arabia — 3,721,027 — 3,721,027
Singapore — 391,357 — 391,357
South Africa 864,083 1,766,998 — 2,631,081
South Korea — 11,355,387 — 11,355,387
Taiwan — 17,369,598 — 17,369,598
Thailand — 2,503,989 — 2,503,989
Turkey 127,168 339,611 — 466,779
United Arab Emirates 361,119 1,698,386 — 2,059,505
United Kingdom — — — —
Total Common Stock 11,013,298 88,748,283 — 99,761,581
Exchange-Traded Funds 2,823,921 — — 2,823,921
Preferred Stock 2,118,943 1,644,958 — 3,763,901
Short-Term Investments 796,000 — — 796,000
Total Investments, at fair value $ 16,752,162 $ 90,393,241 $ — $ 107,145,403
Liabilities Table
Other Financial Instruments+
Written Options $ — $ (66,393) $ — $ (66,393)
Total Liabilities $ — $ (66,393) $ — $ (66,393)
+ Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
# The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
as of May 31, 2023 (Unaudited) (continued)

Voya Emerging Markets High Dividend
Equity Fund
T
At May 31, 2023, the following OTC written equity options were outstanding for Voya Emerging Markets High Dividend Equity
Fund:
Description Counterparty Put/Call
Expiration
Date
Exercise
Price
Number of
Contracts
Notional
Amount
Premiums
Received Fair Value
iShares MSCI
Emerging Markets
ETF
Royal Bank of
Canada Call 06/02/23 USD 39.390 276,720 USD 10,484,921 $ 195,115 $ (620)
iShares MSCI
Emerging Markets
ETF
UBS AG Call 06/16/23 USD 38.980 279,630 USD 10,595,181 147,701 (65,773)
$ 342,816 $ (66,393)
Currency Abbreviations:
USD United States Dollar
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 13,475,194
Gross Unrealized Depreciation (18,384,854)
Net Unrealized Depreciation $ (9,819,320)